Other assets (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Other Assets Table Text Block
(In thousands)	2013	2012
Net deferred tax assets (net of valuation allowance)	$761,768	$541,499
Investments under the equity method	197,006	246,776
Bank-owned life insurance program	228,805	233,475
Prepaid FDIC insurance assessment	383	27,533
Prepaid taxes	91,504	88,360
Other prepaid expenses	67,108	60,626
Derivative assets	34,710	41,925
Trades receivables from brokers and counterparties	71,680	137,542
Others	234,594	191,842
Total other assets	$1,687,558	$1,569,578